INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule Of Corporate Income Tax Rate By Jurisdiction
Tax rate

Australia	30%
Canada (*)	15%
China	25%
Germany	27%
Hong Kong	16.5%
Japan	35.6%
Spain	25%
United States (*)	35%

(*)	Federal.

Schedule of Deferred Income Taxes
Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2016	2015

Net operating loss carryforward	$20,859	$34,688
Tax credits	8,040	9,184
Capital losses carryforward (1)	18,797	17,045
Bad debt reserve	1,407	901
Deferred revenues	1,714	1,656
Accrued warranty reserve	1,497	1,529
Inventory reserve	1,017	727
Intangible assets – patents	808	846
Other temporary differences	6,222	6,207

Total deferred tax asset before valuation allowance	60,361	72,783

Valuation allowance	(40,482)	(49,222)

Total deferred tax asset	19,879	23,561

Deferred tax liability in respect of intangible assets acquired	(2,239)	(3,198)

Total deferred tax liability	(2,239)	(3,198)

Net deferred tax asset	$17,640	$20,363

(1)
The Company has capital loss carryforwards resulting mainly from the difference between the reporting currency and the tax basis of the investments in marketable securities and from sale of subsidiaries. The Company recorded a full valuation allowance regarding to its capital loss carryforwards.

Changes To Unrecognized Tax Benefits

Gross tax liabilities at January 1, 2015	$1,875

Additions based on tax positions related to the current year	187
Additions for tax positions of prior years	-
Reductions for positions of prior years due to lapse of statute of limitation	(66)

Gross tax liabilities at December 31, 2015	1,996

Additions based on tax positions related to the current year	33
Additions for tax positions of prior years	-
Reductions for positions of prior years due to lapse of statute of limitation	(150)

Gross tax liabilities at December 31, 2016	1,879

Tax Filings Subject To Examination
Israel	-	2012 - present
United States	-	2012 - present
Australia	-	2011 - present
Germany	-	2012 - present
Canada	-	2012 - present
Japan	-	2016
Switzerland	-	2015 - present
Spain	-	2012 - present

Schedule Of Loss Before Taxes On Income

	Year ended December 31,
	2016	2015	2014

Domestic	$(13,600)	$(15,013)	$(9,759)
Foreign	17,592	8,721	6,854

	$3,992	$(6,292)	$(2,905)

Schedule Of Taxes On Income
Current taxes:
Domestic	$-	$187	$1,385
Foreign	938	1,656	1,886

	938	1,843	3,271
Deferred taxes:
Domestic	-	-	96
Foreign	2,875	(1,795)	(1,072)

	2,875	(1,795)	(976)

Taxes on income	$3,813	$48	$2,295

Reconciliation Of Statutory Tax Rate To Effective Tax Rate

	Year ended December 31,
	2016	2015	2014

Income (loss) before taxes on income	$3,992	$(6,292)	$(2,905)

Statutory tax rate in Israel	25.0%	26.5%	26.5%

Theoretical tax benefits on the above amount at the Israeli statutory tax rate	$998	$(1,667)	$(770)
Difference in basis of measurement for tax purpose	4,393	(1,938)	4,853
Change in valuation allowance, net	(8,740)	3,484	(6,784)
Non-deductible stock-based compensation	920	1,001	1,215
Non-deductible expenses	675	106	355
State deferred taxes	252	253	174

Difference and changes in tax rates (*)	5,612	(1,846)	658
Tax contingencies	(163)	131	60
Tax credits	324	82	(491)
Impairment charges	-	840	1,216
Withholding taxes	-	-	1,386
Return to provision	56	(443)	227
Other	(514)	45	196

Actual tax expense	$3,813	$48	$2,295

(*) Mainly resulting from the Legislative Amendments described in note 18a1 which reduces the corporate income tax rate from 26.5% to 23% effective from January 1, 2018. The major change in 2016 is due to the NOLs in Israel for which the Company provided a valuation allowance.